12 Months Ended
Mar. 01, 2015

TRANSAMERICA FUNDS
Transamerica Small Cap Value

Supplement to the Currently Effective Prospectuses, Summary Prospectuses and Statement of Additional Information

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Effective on or about September 28, 2015, the sub-adviser of Transamerica Small Cap Value (the “fund”), as well as the fund’s investment objective, principal investment strategies and portfolio managers, will change. The fund will also have a lower advisory fee schedule. These changes are described below.

The fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), name and benchmark index will remain the same.

Effective on or about September 28, 2015, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information concerning the fund:

INVESTMENT OBJECTIVE:

Seeks long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES:

The fund’s sub-adviser, Boston Advisors, LLC (the “sub-adviser”) invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small capitalization companies. The fund generally considers a small capitalization company to be a company with a market capitalization within the range of the Russell 2000 Value Total Return Index at the time of initial purchase. The equity securities in which the fund invests are primarily common stocks of U.S. companies.

In selecting investments for the fund, the sub-adviser combines quantitative modeling, fundamental research and qualitative analysis. The sub-adviser first ranks the individual stocks in which the fund may invest through the use of a proprietary model that incorporates multiple fundamental factors, with the weightings of the factors in the model varying in relation to the stock’s industry group and the current market environment. The sub-adviser also ranks industry groups using a fundamental research process which takes into account macroeconomic considerations and other factors. The sub-adviser selects stocks on behalf of the fund based on the stock and industry rankings which are derived from the sub-adviser’s proprietary process. The sub-adviser will generally sell a stock on behalf of the fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.
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Investors Should Retain this Supplement for Future Reference

July 30, 2015